Supplemental Cash Flow Information and Non-Cash Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental cash flow information
Cash paid during the year for income taxes	₩ 1,279	₩ 1,344	₩ 2,373
Interest paid	4	11	24
Supplemental non-cash activities
Reclassification of long-term deferred revenue to deferred revenue	940	1,242	1,922
Reclassification of prepayment to intangible assets	₩ 6	₩ 31	₩ 1,361